Note 4 - Net Income Per Share - Components of Common Shares Outstanding (Details) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Weighted average common shares outstanding – basic (in shares)	4,843,032	4,841,010	4,842,524	4,841,010
Dilutive effect of stock options (in shares)	9,612	4,622	8,548	4,897
Shares used in computing net income per share – diluted (in shares)	4,852,644	4,845,632	4,851,072	4,845,907